FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Individually Credit Impaired Balances (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES [Abstract]
Credit impaired trade receivables - Gross carrying amount	$ 2,142	$ 1,801
Expected credit loss allowance	(2,124)	(1,785)
Credit impaired trade receivables net	$ 18	$ 16